Note 9 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Investments [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31,
	2014	2015
Beginning balance	$-	$-
Purchases	90,205,903	105,334,483
Redemption	(90,323,594)	(105,560,595)
Realized gain	106,392	234,421
Exchange difference	11,299	(8,309)
Ending balance	$-	$-

Available-for-sale Securities [Table Text Block]
	Year ended December 31, 2015
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$105,560,595	$105,334,483	$234,421	$(8,309)
Total	$105,560,595	$105,334,483	$234,421	$(8,309)
	Year ended December 31, 2014
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$90,323,594	$90,205,903	$106,392	$11,299
Total	$90,323,594	$90,205,903	$106,392	$11,299